UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-03835

 Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item I.	Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/10 is included with this Form.

Semiannual Report
¢	Value Line Centurion Fund, Inc. (Unaudited)	To Contractowners

Stephen E. Grant,
Portfolio Manager

Objective:
Long-term growth of capital

Inception Date:
November 15, 1983

Net Assets at June 30, 2010:
$115,387,144

Portfolio Composition at June 30, 2010:
(Percentage of Total Net Assets)

Top Ten Holdings (As of 6/30/2010)

Company	Percentage of Total Net Assets
Edwards Lifesciences Corp.	2.33%
Priceline.com, Inc.	1.99%
Cognizant Technology Solutions Corp. Class A	1.91%
Green Mountain Coffee Roasters, Inc.	1.87%
ResMed, Inc.	1.58%
Sybase, Inc.	1.57%
Novo Nordisk A/S ADR	1.52%
TreeHouse Foods, Inc.	1.49%
TJX Companies, Inc. (The)	1.45%
Express Scripts, Inc.	1.42%

Sector Weightings vs. Index (As of 6/30/2010)

About information in this report:

●	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
●
The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

VALUE LINE CENTURION FUND, INC.

Semiannual Report
¢	Value Line Centurion Fund, Inc. (Unaudited)	To Contractowners

Average Annual Total Returns (For periods ended 6/30/2010)

	Year to Date (not annualized)	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 11/15/1983
Value Line Centurion Fund, Inc.	(0.62)%	14.73%	(15.33)%	(5.38)%	(5.62)%	7.02%
S&P 500 Index	(6.65)%	14.43%	(9.81)%	(0.79)%	(1.59)%	9.80%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested on January 1, 2010 and held for six months ended June 30, 2010.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

VALUE LINE CENTURION FUND, INC.

Semiannual Report
¢	Value Line Centurion Fund, Inc. (Unaudited)	To Contractowners

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,006.20	$3.93	0.79%
Hypothetical (5% return before expenses)	$1,000	$1,020.88	$3.96	0.79%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights. The annualized expense ratio would have been 0.89% gross of nonrecurring legal fee reimbursement.

VALUE LINE CENTURION FUND, INC.

¢	Value Line Centurion Fund, Inc.

Schedule of Investments

June 30, 2010 (Unaudited)

Shares		Value

Common Stocks — 99.7%
Consumer Discretionary — 19.4%
46,500	Aaron’s, Inc.	$793,755
7,600	AutoZone, Inc. *	1,468,472
24,000	Bed Bath & Beyond, Inc. *	889,920
16,000	BorgWarner, Inc. *	597,440
26,000	Buckle, Inc. (The)	842,920
7,000	Buffalo Wild Wings, Inc. *	256,060
8,000	Deckers Outdoor Corp. *	1,142,960
34,000	DIRECTV Class A *	1,153,280
21,000	Dollar Tree, Inc. *	874,230
35,000	Expedia, Inc.	657,300
12,000	Gildan Activewear, Inc. *	343,800
20,000	Guess?, Inc.	624,800
12,000	J. Crew Group, Inc. *	441,720
36,000	Johnson Controls, Inc.	967,320
4,000	LKQ Corp. *	77,120
4,000	Lululemon Athletica, Inc. *	148,880
7,800	National Presto Industries, Inc.	724,308
2,000	Netflix, Inc. *	217,300
3,000	O’Reilly Automotive, Inc. *	142,680
19,000	Panera Bread Co. Class A *	1,430,510
5,000	Peet’s Coffee & Tea, Inc. *	196,350
3,000	PF Chang’s China Bistro, Inc.	118,950
13,000	Priceline.com, Inc. *	2,295,020
21,000	Shaw Communications, Inc. Class B	378,630
5,300	Strayer Education, Inc.	1,101,817
40,000	TJX Companies, Inc. (The)	1,678,000
16,000	TRW Automotive Holdings Corp. *	441,120
4,000	Tupperware Brands Corp.	159,400
3,900	Unifirst Corp.	171,678
20,000	Warnaco Group, Inc. (The) *	722,800
35,000	Yum! Brands, Inc.	1,366,400
		22,424,940
Consumer Staples — 11.7%
3,000	British American Tobacco PLC ADR	189,900
17,800	Casey’s General Stores, Inc.	621,220
20,000	Church & Dwight Co., Inc.	1,254,200
16,000	Corn Products International, Inc.	484,800
22,000	Cott Corp. *	128,040
38,000	Diamond Foods, Inc.	1,561,800
32,000	Flowers Foods, Inc.	781,760
32,000	General Mills, Inc.	1,136,640
84,000	Green Mountain Coffee Roasters, Inc. *	2,158,800
28,000	Hormel Foods Corp.	1,133,440
31,000	J&J Snack Foods Corp.	1,305,100
14,500	Lancaster Colony Corp.	773,720
37,600	TreeHouse Foods, Inc. *	1,716,816
8,000	Whole Foods Market, Inc. *	288,160
		13,534,396
Energy — 1.2%
1,400	Core Laboratories N.V.	206,654
4,000	Enbridge, Inc.	186,400
24,000	Southwestern Energy Co. *	927,360
		1,320,414
Financials — 3.4%
28,000	AFLAC, Inc.	1,194,760
4,000	Bank of Montreal	217,120
3,200	BlackRock, Inc.	458,880
5,000	Knight Capital Group, Inc. Class A *	68,950

Shares		Value
11,000	Royal Bank of Canada	$525,690
12,000	Stifel Financial Corp. *	520,680
20,000	T. Rowe Price Group, Inc.	887,800
		3,873,880
Health Care — 21.5%
12,000	Allergan, Inc.	699,120
20,000	AmerisourceBergen Corp.	635,000
3,400	Bio-Rad Laboratories, Inc. Class A *	294,066
24,800	Catalyst Health Solutions, Inc. *	855,600
12,000	Cerner Corp. *	910,680
33,000	Computer Programs & Systems, Inc.	1,350,360
5,000	Covance, Inc. *	256,600
20,000	Covidien PLC	803,600
4,000	DENTSPLY International, Inc.	119,640
48,000	Edwards Lifesciences Corp. *	2,688,960
34,800	Express Scripts, Inc. *	1,636,296
12,000	Haemonetics Corp. *	642,240
16,000	Henry Schein, Inc. *	878,400
8,000	Hospira, Inc. *	459,600
18,000	Illumina, Inc. *	783,540
3,000	Intuitive Surgical, Inc. *	946,860
5,000	Life Technologies Corp. *	236,250
19,000	Medco Health Solutions, Inc. *	1,046,520
11,000	MEDNAX, Inc. *	611,710
21,600	Novo Nordisk A/S ADR	1,750,032
27,000	Owens & Minor, Inc.	766,260
30,000	ResMed, Inc. *	1,824,300
16,000	Sirona Dental Systems, Inc. *	557,440
31,000	Teva Pharmaceutical Industries Ltd. ADR	1,611,690
17,000	Thermo Fisher Scientific, Inc. *	833,850
33,000	Thoratec Corp. *	1,410,090
9,000	Volcano Corp. *	196,380
		24,805,084
Industrials — 14.9%
3,000	Alliant Techsystems, Inc. *	186,180
20,000	AMETEK, Inc.	803,000
28,200	Applied Signal Technology, Inc.	554,130
2,000	Copart, Inc. *	71,620
9,000	Cubic Corp.	327,420
24,000	Danaher Corp.	890,880
18,000	Donaldson Co., Inc.	767,700
18,100	Elbit Systems Ltd.	909,525
7,600	HEICO Corp.	272,992
20,000	IHS, Inc. Class A *	1,168,400
24,000	ITT Corp.	1,078,080
12,000	Kansas City Southern *	436,200
16,000	L-3 Communications Holdings, Inc.	1,133,440
4,000	Lennox International, Inc.	166,280
2,000	Middleby Corp. (The) *	106,380
12,000	Navistar International Corp. *	590,400
8,000	Oshkosh Corp. *	249,280
20,000	Raytheon Co.	967,800
67,000	Rollins, Inc.	1,386,230
16,000	Roper Industries, Inc.	895,360
16,000	Stericycle, Inc. *	1,049,280
8,000	Toro Co. (The)	392,960
16,000	United Technologies Corp.	1,038,560
15,000	URS Corp. *	590,250
11,000	Valmont Industries, Inc.	799,260
2,000	W.W. Grainger, Inc.	198,900
6,000	Waste Connections, Inc. *	209,340
		17,239,847

See Notes to Financial Statements.

¢	Value Line Centurion Fund, Inc.

Schedule of Investments (Continued)

June 30, 2010 (Unaudited)

Shares		Value
Information Technology — 17.4%
28,000	Accenture PLC Class A	$1,082,200
16,000	Acme Packet, Inc. *	430,080
20,800	Advent Software, Inc. *	976,768
12,000	Alliance Data Systems Corp. *	714,240
12,000	Amphenol Corp. Class A	471,360
12,000	ANSYS, Inc. *	486,840
36,000	Check Point Software Technologies Ltd. *	1,061,280
44,000	Cognizant Technology Solutions Corp. Class A *	2,202,640
20,000	Dolby Laboratories, Inc. Class A *	1,253,800
9,000	Equinix, Inc. *	730,980
7,000	F5 Networks, Inc. *	479,990
4,000	FactSet Research Systems, Inc.	267,960
900	Google, Inc. Class A *	400,455
48,000	Informatica Corp. *	1,146,240
3,000	MasterCard, Inc. Class A	598,590
2,300	MAXIMUS, Inc.	133,101
6,000	MICROS Systems, Inc. *	191,220
34,000	Open Text Corp. *	1,276,360
68,000	Oracle Corp.	1,459,280
2,000	OSI Systems, Inc. *	55,540
8,000	Rovi Corp. *	303,280
8,000	Salesforce.com, Inc. *	686,560
18,000	Solera Holdings, Inc.	651,600
13,000	SuccessFactors, Inc. *	270,270
28,000	Sybase, Inc. *	1,810,480
8,000	VMware, Inc. Class A *	500,720
4,000	WebMD Health Corp. *	185,720
7,000	Wright Express Corp. *	207,900
		20,035,454
Materials — 7.9%
14,000	Ball Corp.	739,620
50,000	Crown Holdings, Inc. *	1,252,000
28,000	FMC Corp.	1,608,040
9,300	NewMarket Corp.	812,076
12,000	Praxair, Inc.	911,880
11,000	Rock-Tenn Co. Class A	546,370
20,000	Scotts Miracle-Gro Co. (The) Class A	888,200
16,000	Sigma-Aldrich Corp.	797,280
44,000	Silgan Holdings, Inc.	1,248,720
12,000	Valspar Corp. (The)	361,440
		9,165,626
Telecommunication Services — 0.2%
3,000	Telefonica S.A. ADR	166,590
Utilities — 2.1%
16,000	ITC Holdings Corp.	846,560
24,000	Questar Corp.	1,091,760
10,000	Wisconsin Energy Corp.	507,400
		2,445,720
	Total Common Stocks And Total Investment Securities (1) — 99.7% (Cost $93,412,824)	$115,011,951
Cash And Other Assets In Excess Of Liabilities — 0.3%		375,193

Shares	Value
Net Assets —100.0%	$115,387,144
Net Asset Value Per Outstanding Share ($115,387,144 ÷ 11,948,359 shares outstanding)	$9.66

*	Non-income producing.

(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.

ADR	American Depositary Receipt.

See Notes to Financial Statements.

¢ Value Line Centurion Fund, Inc.

Statement of Assets and Liabilities

June 30, 2010 (Unaudited)

ASSETS:
Investment securities, at value (Cost - $93,412,824)	$115,011,951
Cash	482,984
Dividends receivable	50,252
Other	47,587
Prepaid expenses	6,890
Receivable for capital shares sold	532
Total Assets	115,600,196
LIABILITIES:
Payable for capital shares redeemed	60,812
Payable for securities purchased	58,953
Accrued expenses:
Advisory fee	49,682
Service and distribution plan fees	24,849
Other	18,756
Total Liabilities	213,052
Net Assets	$115,387,144

NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 11,948,359 shares)	$11,948,359
Additional paid-in capital	186,715,987
Undistributed net investment income	70,366
Accumulated net realized loss on investments and foreign currency	(104,946,695)
Net unrealized appreciation of investments	21,599,127
Net Assets	$115,387,144
Net Asset Value Per Outstanding Share
($115,387,144 ÷ 11,948,359 shares outstanding)	$9.66

Statement of Operations

For the Six Months Ended
June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $15,532)	$560,303
Interest	2,633
Total Income	562,936
Expenses:
Advisory fee	310,431
Service and distribution plan fees	248,345
Auditing and legal fees	42,809
Custodian fees	14,800
Directors’ fees and expenses	7,714
Insurance	7,645
Printing and postage	6,921
Other	7,369
Total Expenses Before Custody Credits and Fees Waived	646,034
Less: Legal Fee Reimbursement	(60,381)
Less: Service and Distribution Plan Fees Waived	(93,129)
Less: Custody Credits	(135)
Net Expenses	492,389
Net Investment Income	70,547
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	3,365,882
Change in Net Unrealized Appreciation/(Depreciation)	(3,785,269)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(419,387)
Net Decrease in Net Assets from Operations	$(348,840)

See Notes to Financial Statements.

¢	Value Line Centurion Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Operations:
Net investment income (loss)	$70,547	$(92,154)
Net realized gain/(loss) on investments and foreign currency	3,365,882	(17,465,354)
Change in net unrealized appreciation/(depreciation)	(3,785,269)	29,796,144
Increase from payment by affiliate	—	1,886
Net increase/(decrease) in net assets from operations	(348,840)	12,240,522
Capital Share Transactions:
Proceeds from sale of shares	2,396,250	3,409,653
Cost of shares redeemed	(11,361,418)	(18,115,152)
Net decrease in net assets from capital share transactions	(8,965,168)	(14,705,499)
Total Decrease in Net Assets	(9,314,008)	(2,464,977)

NET ASSETS:
Beginning of period	124,701,152	127,166,129
End of period	$115,387,144	$124,701,152
Undistributed net investment income and accumulated net investment loss, respectively, at end of period	$70,366	$(181)

See Notes to Financial Statements.

¢	Value Line Centurion Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	June 30, 2010		Years Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.72		$8.75	$21.36	$18.96	$20.07	$20.24
Income from investment operations:
Net investment income/(loss)	0.01		(0.01)	(0.03)	(0.02)	(0.05)	(0.08)
Net gains or (losses) on securities (both realized and unrealized)	(0.07)		0.98	(9.09)	3.89	0.63	1.88
Total from investment operations	(0.06)		0.97	(9.12)	3.87	0.58	1.80
Less distributions:
Distributions from net realized gains	—		—	(3.49)	(1.47)	(1.69)	(1.97)
Net asset value, end of period	$9.66		$9.72	$8.75	$21.36	$18.96	$20.07
Total return*	(0.62	)%(3)	11.09%	(49.27)%	20.72%	3.85%	9.13%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$115,387		$124,701	$127,166	$291,949	$283,836	$325,817
Ratio of expenses to average net assets(1)	1.04	%(4)	1.06%	1.00%	0.96%	0.98%	0.96%
Ratio of expenses to average net assets(2)	0.79	%(4)	0.91%	0.84%	0.79%	0.89%	0.96%
Ratio of net investment income/(loss) to average net assets	0.11	%(4)	(0.08)%	(0.19)%	(0.09)%	(0.24)%	(0.39)%
Portfolio turnover rate	17	%(3)	121%	272%	200%	220%	219%

*
Total returns do not reflect the effects of charges deducted under the terms of Guardian Insurance and Annuity Company, Inc.’s (GIAC) variable contracts. Including such charges would reduce the total returns for all periods shown.

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor and the reimbursement of a portion of the legal fees. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers, would have been 0.99% and 0.95% for the years ended December 31, 2008 and December 31, 2007, respectively, and would not have changed for the other periods shown.

(2)
Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor and the reimbursement of a portion of the legal fees.

(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

¢ Value Line Centurion Fund, Inc.

Notes to Financial Statements

June 30, 2010 (Unaudited)

1.	Significant Accounting Policies

          Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1, 2 or 3 for year-ahead performance by the Value Line Timeliness Ranking System.

          The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation

          Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short Term instruments with maturities greater than 60 days at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or which are not readily marketable are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements

          In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 — Inputs that are unobservable.

          During the six months ended June 30, 2010, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

          Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

          The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$115,011,951	$0	$0	$115,011,951
Total Investments in Securities	$115,011,951	$0	$0	$115,011,951

          As of June 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

¢ Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2010 (Unaudited)

          For the six months ended June 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements

          In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes

          It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Dividends and Distributions

          It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(F) Securities Transactions and Income

          Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(G) Foreign Currency Translation

          The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

          Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

          Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/(loss) on investments and change in net unrealized appreciation/ (depreciation) on investments.

(H) Representations and Indemnifications

          In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(I) Foreign Taxes

          The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Other

          On November 4, 2009, the Securities and Exchange Commission (“SEC”), Value Line, Inc. (“Value Line or VLI”), the Distributor and two former directors and officers of Value Line settled a matter related to brokerage commissions charged by the Distributor to certain Value Line mutual funds (“Funds”), from 1986 through November of 2004 involving alleged misleading disclosures provided by Value Line to the Boards of Directors/Trustees and shareholders of the Funds regarding such brokerage commissions. Value Line paid disgorgement, interest and penalty of $43.7 million in connection with the settlement, which amounts are expected to constitute a “Fair Fund” to be distributed to investors in the Funds who were disadvantaged by such brokerage practices. Value Line will bear all costs associated with any Fair Fund distribution, including retaining a third-party consultant approved by the SEC staff to administer any Fair Fund distribution.

¢ Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2010 (Unaudited)

          On March 11, 2010, VLI and the Boards of Trustees/Directors of the Value Line Funds entered into an agreement pursuant to which VLI will reimburse the Funds in the aggregate amount of $917,302 for various expenses incurred by the Funds in connection with the SEC matter dated November 4, 2009. The receivable for this expense reimbursement was accrued on March 11, 2010 by the applicable Funds that incurred the expenses and will be paid by VLI in twelve monthly installments commencing April 1, 2010. The Fund accrued $60,381 in expense reimbursements from VLI.

(K) Subsequent Events

          On July 20, 2010, the board of directors of Value Line approved a transaction involving its wholly owned subsidiaries, EULAV Asset Management, LLC (“EULAV”) and EULAV Securities, Inc. (“ESI”). Completion of the transaction is subject to various conditions.  If the transaction is completed, Value Line will contribute all of the outstanding stock of ESI to EULAV, EULAV will be converted to a Delaware statutory trust named EULAV Asset Management (“EAM”), Value Line will restructure its ownership of EAM so that it has no voting authority with respect to the election or removal of the trustees of EAM and retains only interests in the revenues and residual profits of EAM and EAM will grant residual profits interests to five individuals selected by the independent directors of Value Line.

          Value Line has informed the boards of directors/trustees of the Value Line Funds (the “Fund Board”) that, after the closing of the proposed restructuring, Value Line will no longer control EAM, which will result in the automatic termination of the Fund’s investment advisory agreements in accordance with the requirements of the Investment Company Act of 1940.  On July 20, 2010, the Fund Board considered matters relevant to the proposed restructuring and approved new investment advisory agreements between the Funds and EAM to take effect upon the closing of the restructuring.  The effectiveness of each investment advisory agreement is also contingent upon approval by shareholders of the applicable Value Line mutual fund. Toward this end, a special shareholder meeting for each Value Line mutual fund will be held at which shareholders as of the record date will vote on the proposed new investment advisory agreements with EAM and to elect three persons as members of the Fund Board.  It is anticipated that in September 2010, a proxy statement describing the proposals will be sent to each shareholder of record as of the record date. Shareholders who did not own shares as of the record date will not be entitled to notice of, or to vote at, the special shareholder meetings.

2.	Capital Share Transactions, Dividends and Distributions

          Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
Shares sold	234,651	396,956
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(1,117,240)	(2,100,681)
Net decrease	(882,589)	(1,703,725)

3.	Purchases and Sales of Securities

          Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2010 (unaudited)
PURCHASES:
Investment Securities	$21,708,060
SALES:
Investment Securities	$19,599,278

4.	Income Taxes

          At June 30, 2010, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$93,412,824
Gross tax unrealized appreciation	$24,271,916
Gross tax unrealized depreciation	($2,672,789)
Net tax unrealized appreciation on investments	$21,599,127

¢ Value Line Centurion Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2010 (Unaudited)

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

          An advisory fee of $310,431 was paid or payable to EULAV Asset Management, LLC (the “Adviser”) for the six months ended June 30, 2010. This was computed at the rate of 0.50% of the average daily net assets of the Fund during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

          The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities, Inc. (the “Distributor”) in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended June 30, 2010, fees amounting to $248,345, before fee waivers, were accrued under the Plan. Effective May 23, 2006 the Distributor waived 0.15% of the 12b-1 fee. Effective May 1, 2007, 2008 and 2009, the Distributor contractually agreed to reduce the fee under the Plan by 0.15% for one year periods. On March 11, 2010, with an effective date of May 1, 2010, the Distributor contractually agreed to waive 0.15% of the Rule 12b-1 fee for a one year period. For the six months ended June 30, 2010, the fees waived amounted to $93,129. The Distributor has no right to recoup previously waived amounts.

          For the six months ended June 30, 2010, the Fund’s expenses were reduced by $135 under a custody credit arrangement with the custodian.

          Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

          Certain officers, employees and directors of Value Line and/or affiliated companies are also officers and a director of the Fund.

¢	Value Line Centurion Fund, Inc.

June 30, 2010 Semi-Annual Report

FACTORS CONSIDERED BY THE BOARD IN APPROVING
THE INVESTMENT ADVISORY AGREEMENT
FOR VALUE LINE CENTURION FUND, INC.

          The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of Value Line Centurion Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, EULAV Asset Management, LLC (the “Adviser”). As required by the 1940 Act, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

          Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all multi-cap growth funds underlying variable insurance products regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) sales and redemption data with respect to the Fund; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser); and (vii) the overall nature, quality and extent of services provided by the Adviser.

          As part of the review of the continuance of the Agreement, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 15 other multi-cap growth funds underlying variable insurance products, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other multi-cap growth funds underlying variable insurance products (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) the financial results and condition of the Adviser’s parent company, the Adviser’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information. The Independent Directors also requested and reviewed information provided by the Adviser relating to the settlement of a matter brought by the Securities and Exchange Commission regarding Value Line Securities, Inc.1, the Fund’s principal underwriter and affiliate of the Adviser (the “Distributor”), Value Line, Inc., and two former directors and officers of Value Line, Inc. Value Line, Inc. informed the Board that it and the Adviser continue to have adequate liquid assets, and that the resolution of this matter did not have a materially adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

          The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

1	On May 6, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc. No other change was made to the Distributor’s organization, including its operations and personnel.

¢	Value Line Centurion Fund, Inc.

June 30, 2010 Semi-Annual Report

          Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund’s performance was below the performance of both the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and ten-year periods ended December 31, 2009.

          The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

          Management Fee and Expenses. The Board considered the Adviser’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, for the most recent fiscal year, the Fund’s management fee rate was less than that of both the Expense Group average and the Expense Universe average.

          The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that the Distributor and the Board previously agreed that the Distributor would contractually waive a portion of the Fund’s Rule 12b-1 fee, effectively reducing the Fund’s Rule 12b-1 fee rate from 0.40% to 0.25% of the Fund’s average daily net assets for the one year period ending April 30, 2010. he Distributor and the Board have currently agreed to extend this contractual 12b-1 fee waiver through April 30, 2011. Such waiver can not be changed without the Board’s approval during the contractual waiver period. The Board noted that the Fund’s total expense ratio before and after giving effect to the fee waiver was less than that of the Expense Group average and the Expense Universe average. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

          Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the increased emphasis being placed by the Adviser on its overall compliance program as well as steps being undertaken to enhance the shareholders’ experience with the Fund, such as a more robust website. The Board also reviewed the services provided by the Adviser and its affiliates in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by the Adviser and its affiliates were satisfactory, reliable and beneficial to the Fund’s shareholders.

          Profitability. The Board considered the level of profitability of the Adviser and its affiliates with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of certain actions taken during prior years. These actions included the reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board concluded that the profitability of the Adviser and its affiliates with respect to the Fund, including the financial results derived from the Fund’s Agreement, were within a range the Board considered reasonable.

          Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

          Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

¢	Value Line Centurion Fund, Inc.

June 30, 2010 Semi-Annual Report

          Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by the Adviser that the Adviser and its affiliates do not manage any investment companies or other institutional accounts comparable to the Fund.

          Conclusion. The Board, in light of the Adviser’s overall performance, considered it appropriate to continue to retain the Adviser as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board determined that the Fund’s management fee rate payable to the Adviser under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable. Further, the Board concluded that the Fund’s Agreement is fair and reasonable and approved the continuation of the Agreement for another year.

¢	Value Line Centurion Fund, Inc.

Schedule of Investments

          The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

		(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 31, 2010